Leases - Summary of Maturities of Operating and Finance Lease Liabilities, Excluding Short-term Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating Leases, Year ended December 31, 2024	$ 2,079
Operating Leases, Year ended December 31, 2025	687
Operating Leases, Year ended December 31, 2026	712
Operating Leases, Year ended December 31, 2027	132
Operating Leases, Total	3,610
Operating Leases, Less present value discount	(352)
Operating lease liabilities	3,258	$ 5,300
Finance Leases, Year ended December 31, 2024	2
Finance Leases, Year ended December 31, 2025	0
Finance Leases, Year ended December 31, 2026	0
Finance Leases, Year ended December 31, 2027	0
Finance Leases, Total	2
Finance Leases, Less present value discount	0
Finance lease liabilities	2
Year ended December 31, 2024	2,081
Year ended December 31, 2025	687
Year ended December 31, 2026	712
Year ended December 31, 2027	132
Total	3,612
Less present value discount	(352)
Lease liabilities at December 31, 2022	$ 3,260